MARCH 1, 2010

Summary Prospectus Calamos Multi-Fund Blend NASDAQ Symbol: CMQAX – Class A CMQBX– Class B CMQCX – Class C

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at www.calamos.com. You can also get this information at no cost by calling 800.582.6959 or by sending an e-mail request to prospectus@calamos.com. The current prospectus and statement of additional information, both dated March 1, 2010, are incorporated by reference into this summary prospectus.

Investment Objective

Calamos Multi-Fund Blend’s primary investment objective is long-term capital growth. Its secondary investment objective is current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 78 of the prospectus and “Share Classes and Pricing of Shares” on page 51 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.00%	0.00%	0.00%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.94%	0.94%	0.94%

Acquired Fund Fees and Expenses (Estimated Indirect Expenses of Underlying Funds)	1.20%	1.20%	1.20%

Total Annual Fund Operating Expenses	2.39%	3.14%	3.14%

Expense Reimbursement[1]	(0.69)%	(0.69)%	(0.69)%

Total Annual Fund Operating Expenses After Reimbursement	1.70%	2.45%	2.45%

1	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2011 to the extent necessary so that Total Annual Fund Operating Expenses (before indirect expenses of acquired funds) after any such reimbursement do not exceed 0.50% for Class A shares or 1.25% for Class B shares or Class C shares. Prior to June 30, 2011, the expense limitation may be terminated or revised only by, or with the consent of, the board of trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	640	748	348	640	248	248

3 Years	1,101	1,182	882	1,101	882	882

5 Years	1,610	1,764	1,564	1,610	1,564	1,564

10 Years	3,005	3,210	3,384	3,005	3,210	3,384

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are

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Calamos Multi-Fund Blend

not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily in Class I shares of a combination of Calamos Funds (the “underlying funds”) on a fixed percentage basis. This type of mutual fund is sometimes called a “fund of funds.” The Fund targets equal allocations of its assets among Calamos Growth Fund, Calamos Value Fund and Calamos Global Growth and Income Fund — generally, each underlying fund receives approximately one-third of the Fund’s assets. However, because the underlying funds’ investment results vary and may thereby cause the Fund’s actual allocations to stray from its target allocation percentage, the Fund’s investment adviser rebalances the Fund’s allocations to the underlying funds whenever the actual allocations deviate approximately plus or minus 5% from the Fund’s target allocation.

The Fund, indirectly through its investment in the underlying funds, and the underlying funds directly, invest primarily in U.S. and foreign equity and convertible securities.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The Fund’s investment adviser uses a fund of funds strategy to try to achieve the Fund’s investment objectives. There is a risk that the underlying funds will not produce the returns that the Fund’s investment adviser expects and that the underlying funds and the Fund will decrease in value. The Fund is not designed to provide comprehensive asset allocation. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund indirectly is exposed to the underlying funds’ principal risks, which include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the securities held by the underlying funds may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the underlying funds fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Value Stock Risk — Value stocks involve the risk that they may never reach what the underlying funds’ investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•	Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If an underlying fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	Portfolio Selection Risk — The value of your investment may decrease if the underlying funds’ investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Calamos Multi-Fund Blend

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	19.69% (6.30.09)	Worst Quarter:	-22.13% (12.31.09)

Average Annual Total Returns as of 12.31.09

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2009 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.09
	INCEPTION		SINCE
	DATE OF CLASS	ONE YEAR	INCEPTION
Calamos Multi-Fund Blend — Class A	6.28.06

Return Before Taxes		31.96%	-0.09%

Return After Taxes on Distributions		31.75%	-0.19%

Return After taxes on Distributions and Sale of Fund Shares		20.84%	-0.09%

Calamos Multi-Fund Blend — Class B	6.28.06

Return Before Taxes		32.36%	-0.30%

Calamos Multi-Fund Blend — Class C	6.28.06

Return Before Taxes		36.55%	0.56%

S&P 500 Index		26.46%	-0.98%

Investment Adviser

Calamos Advisors LLC

Calamos Multi-Fund Blend

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Bryan Lloyd	since Fund’s inception	VP, Senior Strategy Analyst

Dino Dussias	since Fund’s inception	AVP, Senior Strategy Analyst

Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst

Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Buying and Redeeming Fund Shares

Minimum Initial Investment: Class A and C: $2,500/$500 for IRA
Minimum Additional Investment: Classes A and C: $50

To Place Orders, please contact your intermediary, or place your order directly by mail:	U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201 Phone: 800.582.6959

Effective on July 31, 2009, the Fund no longer accepts purchases of Class B shares from new or existing investors, except from existing investors through the reinvestment of dividends and/or capital gain distributions in Class B shares of the same Fund or by exchange of existing Class B shares held in another Fund.

Transaction Policies
The Fund’s shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any business day by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value (share price or “NAV”) to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Click here to view the Fund’s statutory prospectus or statement of additional information.

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com

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